Trade and other payables (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables
Trade payables	£ 1,855	£ 1,835
Customer return and rebate accruals	717	738
Other payables and accruals	374	558
Wages and salaries	365	290
Accrued interest on financial liabilities	100	104
Social security	45	39
VAT payables	49	34
Deferred income	21	23
Total	£ 3,526	£ 3,621